UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Item 1.   Schedule of Investments

Forensic Accounting ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.4%

Consumer Discretionary — 15.2%
AutoNation*	542	$33,333
AutoZone*	53	34,062
Bed Bath & Beyond*	860	64,207
Best Buy	1,679	63,970
BorgWarner	596	36,630
Cablevision Systems, Cl A	3,172	59,570
Carnival PLC	722	31,761
CBS, Cl B	591	34,928
Coach	1,743	75,908
Comcast, Cl A	564	33,490
Darden Restaurants	558	35,712
Delphi Automotive	450	35,478
DIRECTV*	755	66,893
Dollar General*	463	33,623
Dollar Tree*	465	37,051
Expedia	384	35,232
Ford Motor	4,224	69,020
GameStop, Cl A	1,937	71,611
Gannett	1,025	36,285
Gap	1,555	64,688
Garmin	619	30,721
General Motors	1,875	69,956
Goodyear Tire & Rubber	1,146	30,633
H&R Block	972	33,194
Harman International Industries	307	42,363
Hasbro	595	37,077
Home Depot	312	35,802
Interpublic Group	1,576	35,145
Johnson Controls	677	34,398
Kohl's	1,073	79,188
L Brands	378	34,723
Leggett & Platt	768	34,598
Lowe's	476	35,267
Macy's	996	63,465
Marriott International, Cl A	420	34,902
Mattel	1,058	27,847
McDonald's	349	34,516
Newell Rubbermaid	859	33,750
News Corp., Cl A*	2,086	36,036
Nordstrom	412	33,137
Omnicom Group	845	67,211
O'Reilly Automotive*	170	35,382
PetSmart	403	33,413
PulteGroup	1,525	34,404
PVH	256	27,272
Ralph Lauren, Cl A	177	24,321
Ross Stores	347	36,716
Scripps Networks Interactive, Cl A	435	31,451
Staples	3,613	60,572
Starbucks	399	37,301
Starwood Hotels & Resorts Worldwide	404	32,453
Target	431	33,114
Time Warner	383	31,352
Time Warner Cable	214	32,967
TJX	477	32,741
Urban Outfitters*	932	36,311
Viacom, Cl B	435	30,424
Walt Disney	347	36,116
Whirlpool	169	35,820

Forensic Accounting ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

Wyndham Worldwide	380	$34,762
Wynn Resorts	220	31,350
Yum! Brands	449	36,418
		2,542,041
Consumer Staples — 6.5%
Archer-Daniels-Midland	1,259	60,281
Avon Products	3,486	29,666
Campbell Soup	744	34,663
Clorox	314	34,113
Coca-Cola	775	33,557
Coca-Cola Enterprises	740	34,188
Colgate-Palmolive	473	33,498
ConAgra Foods	902	31,552
Costco Wholesale	231	33,948
CVS Caremark	340	35,316
Dr Pepper Snapple Group	457	36,007
Estee Lauder, Cl A	430	35,548
General Mills	614	33,027
JM Smucker	324	37,373
Kellogg	500	32,240
Kimberly-Clark	284	31,143
Kraft Foods Group	522	33,439
Kroger	510	36,286
Lorillard	522	35,715
McCormick	441	33,243
Molson Coors Brewing, Cl B	439	33,316
Mondelez International, Cl A	901	33,279
PepsiCo	348	34,445
Philip Morris International	402	33,350
Procter & Gamble	359	30,562
Reynolds American	509	38,491
Sysco	824	32,128
Tyson Foods, Cl A	816	33,709
Walgreens Boots Alliance	430	35,724
Wal-Mart Stores	381	31,977
Whole Foods Market	649	36,662
		1,078,446
Energy — 12.6%
Anadarko Petroleum	397	33,439
Apache	1,045	68,803
Baker Hughes	1,168	73,012
Cabot Oil & Gas	1,105	32,045
Cameron International*	1,311	61,722
Chesapeake Energy	3,346	55,811
Chevron	584	62,301
Cimarex Energy	309	33,891
ConocoPhillips	948	61,810
CONSOL Energy	968	31,170
Denbury Resources	8,054	67,654
Devon Energy	535	32,951
Diamond Offshore Drilling	1,783	54,257
Ensco, Cl A	2,186	53,491
EOG Resources	356	31,940
EQT	432	34,478
Exxon Mobil	708	62,686
Halliburton	1,664	71,452
Helmerich & Payne	486	32,591
Hess	887	66,596
Kinder Morgan	773	31,701
Marathon Oil	2,314	64,468
Marathon Petroleum	726	76,230
Murphy Oil	1,296	65,953
Nabors Industries	5,044	64,613

Forensic Accounting ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

National Oilwell Varco	999	$54,296
Newfield Exploration*	2,414	79,734
Noble	3,951	65,745
Noble Energy	690	32,589
Occidental Petroleum	812	63,239
ONEOK	657	29,079
Phillips 66	913	71,634
Pioneer Natural Resources	220	33,554
QEP Resources	3,238	69,552
Schlumberger	383	32,233
Southwestern Energy*	1,199	30,071
Tesoro	881	80,911
Transocean	3,572	57,616
Valero Energy	1,323	81,616
		2,106,934
Financials — 16.9%
ACE	570	64,986
Affiliated Managers Group*	157	33,978
Aflac	1,070	66,607
Allstate	932	65,799
American Financial Group	536	33,768
American International Group	584	32,313
Ameriprise Financial	248	33,140
Aon	345	34,624
Apartment Investment & Management, Cl A‡	881	33,196
Assurant	957	58,635
Bank of America	3,660	57,865
Bank of New York Mellon	804	31,469
BB&T	1,683	64,038
Berkshire Hathaway, Cl B*	218	32,135
Capital One Financial	793	62,417
Chubb	317	31,843
Cincinnati Financial	631	33,292
Citigroup	605	31,714
Comerica	699	32,000
Crown Castle International‡	416	35,905
Discover Financial Services	1,000	60,980
E*TRADE Financial*	1,349	35,121
Fifth Third Bancorp	3,213	62,204
Franklin Resources	591	31,813
General Growth Properties‡	1,163	33,739
Genworth Financial, Cl A*	7,703	59,698
Goldman Sachs Group	171	32,454
Hanover Insurance Group	459	32,240
Hartford Financial Services Group	785	32,154
HCP‡	743	31,473
Host Hotels & Resorts‡	1,377	28,917
Hudson City Bancorp	3,235	31,574
Huntington Bancshares	3,112	34,045
Invesco	828	33,344
Iron Mountain‡	846	31,090
JPMorgan Chase	523	32,049
KeyCorp	2,355	32,805
Kimco Realty‡	1,302	34,217
Legg Mason	1,224	70,098
Lincoln National	568	32,740
Loews	1,558	63,894
Marsh & McLennan	572	32,541
MetLife	1,210	61,504
Morgan Stanley	1,687	60,378
NASDAQ OMX Group	682	34,209
Navient	1,515	32,421
Northern Trust	486	33,937

Forensic Accounting ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

People's United Financial	2,156	$32,620
PNC Financial Services Group	361	33,198
Principal Financial Group	1,260	64,474
Progressive	2,426	64,653
Prudential Financial	724	58,535
Regions Financial	6,200	59,582
State Street	417	31,046
SunTrust Banks	1,562	64,042
T Rowe Price Group	381	31,471
Torchmark	604	32,163
Travelers	619	66,505
Unum Group	1,877	62,992
Urban Edge Properties‡	139	3,328
US Bancorp	728	32,476
Ventas‡	457	34,033
Vornado Realty Trust‡	278	30,591
Wells Fargo	597	32,710
Weyerhaeuser‡	912	32,020
WR Berkley	638	31,843
XL Group, Cl A	952	34,462
Zions Bancorporation	1,148	30,692
		2,824,799
Health Care — 8.9%
Abbott Laboratories	727	34,438
AbbVie	500	30,250
Aetna	737	73,368
Agilent Technologies	799	33,726
AmerisourceBergen, Cl A	363	37,302
Amgen	206	32,490
Anthem	524	76,740
Baxter International	447	30,910
Becton Dickinson	235	34,479
Boston Scientific*	2,471	41,760
Bristol-Myers Squibb	554	33,750
Cardinal Health	406	35,724
CareFusion*	552	33,164
Cigna	318	38,678
CR Bard	197	33,321
DaVita HealthCare Partners*	432	32,227
DENTSPLY International	614	32,548
Edwards Lifesciences*	257	34,186
Eli Lilly	474	33,260
Express Scripts Holding*	773	65,543
Gilead Sciences	347	35,925
Humana	228	37,479
Intuitive Surgical*	62	31,000
Johnson & Johnson	313	32,086
Laboratory Corp of America Holdings*	304	37,401
Medtronic	758	58,813
Merck	576	33,719
PAREXEL International*	589	37,967
PerkinElmer	748	35,156
Pfizer	2,102	72,141
Quest Diagnostics	488	34,228
St. Jude Medical	503	33,540
Stryker	347	32,878
Tenet Healthcare*	646	29,910
UnitedHealth Group	324	36,816
Universal Health Services, Cl B	294	33,325
Waters*	291	35,031
Zimmer Holdings	289	34,793
		1,480,072

Forensic Accounting ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

Industrials — 12.3%
3M	200	$33,730
ADT	1,807	70,871
Allegion	590	34,061
Boeing	253	38,165
Caterpillar	715	59,274
CH Robinson Worldwide	437	32,469
Cintas	417	34,811
CSX	903	30,982
Cummins	227	32,286
Danaher	382	33,341
Deere	740	67,044
Delta Air Lines	665	29,606
Dover	456	32,855
Dun & Bradstreet	272	36,034
Eaton	482	34,227
Emerson Electric	530	30,697
Expeditors International of Washington	734	35,452
FedEx	189	33,449
Flowserve	547	33,985
Fluor	1,080	62,640
General Dynamics	476	66,059
General Electric	1,295	33,657
Honeywell International	328	33,712
Illinois Tool Works	346	34,206
Ingersoll-Rand	516	34,670
Jacobs Engineering Group*	732	32,457
Joy Global	703	31,157
L-3 Communications Holdings	260	33,652
Lockheed Martin	172	34,409
Masco	1,299	34,021
Norfolk Southern	299	32,639
Northrop Grumman	222	36,788
PACCAR	481	30,808
Parker-Hannifin	254	31,163
Pentair	986	65,539
Pitney Bowes	2,687	62,258
Quanta Services*	1,153	33,183
Raytheon	303	32,957
Republic Services, Cl A	813	33,268
Robert Half International	561	34,760
Rockwell Automation	295	34,527
Ryder System	705	66,263
Southwest Airlines	773	33,424
Stanley Black & Decker	341	33,534
Textron	777	34,429
Timken	767	32,582
Tyco International	746	31,496
Union Pacific	275	33,071
United Parcel Service, Cl B	295	30,011
United Rentals*	321	29,872
United Technologies	285	34,744
Waste Management	638	34,758
WW Grainger	130	30,799
Xylem	860	30,702
		2,047,554
Information Technology — 12.3%
Accenture, Cl A	367	33,041
Alliance Data Systems*	115	32,029
Altera	886	32,791
Apple	297	38,152
Applied Materials	1,313	32,890

Forensic Accounting ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

Broadcom, Cl A	755	$34,149
CA	2,150	69,918
Cisco Systems	2,354	69,467
Citrix Systems*	513	32,666
Computer Sciences	1,039	73,686
Corning	2,855	69,662
eBay*	583	33,762
Electronic Arts*	696	39,797
EMC	1,100	31,834
F5 Networks*	251	29,647
Fidelity National Information Services	526	35,552
First Solar*	734	43,853
Fiserv*	461	35,990
FLIR Systems	1,013	32,700
Harris	912	70,844
Hewlett-Packard	1,631	56,824
Intel	900	29,925
Intuit	357	34,854
Jabil Circuit	2,999	65,888
Juniper Networks	1,466	35,052
MasterCard, Cl A	380	34,249
Microchip Technology	725	37,171
Micron Technology*	1,870	57,353
Microsoft	705	30,914
Motorola Solutions	488	33,155
NetApp	789	30,495
NVIDIA	1,632	36,002
Oracle	728	31,901
QUALCOMM	440	31,904
SanDisk	334	26,697
Sanmina*	1,391	31,576
Seagate Technology	985	60,203
Symantec	1,276	32,104
TE Connectivity	518	37,363
Teradata*	1,499	66,735
Texas Instruments	612	35,985
Total System Services	964	36,825
VeriSign*	574	36,747
Visa, Cl A	125	33,914
Western Digital	592	63,332
Western Union	3,656	71,365
Xerox	4,724	64,483
Xilinx	756	32,032
		2,047,478
Materials — 7.1%
Air Products & Chemicals	227	35,444
Airgas	283	33,173
Alcoa	2,073	30,660
Allegheny Technologies	941	31,674
Avery Dennison	1,262	67,580
Ball	960	68,842
Bemis	724	35,331
CF Industries Holdings	120	36,747
Domtar	814	36,793
Dow Chemical	1,435	70,659
Eastman Chemical	432	32,167
EI du Pont de Nemours	443	34,487
Freeport-McMoRan, Cl B	2,803	60,629
International Paper	1,222	68,933
LyondellBasell Industries, Cl A	825	70,876
MeadWestvaco	737	39,105
Mosaic	1,434	76,375
Newmont Mining	3,464	91,207

Forensic Accounting ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

Nucor	667	$31,369
Owens-Illinois*	2,426	63,464
PPG Industries	142	33,424
Praxair	253	32,359
Rock-Tenn, Cl A	537	36,860
Sealed Air	771	36,337
Sherwin-Williams	125	35,650
		1,190,145
Telecommunication Services — 1.4%
AT&T	1,949	67,358
CenturyLink	1,654	62,620
Frontier Communications	4,908	39,166
Verizon Communications	700	34,615
Windstream Holdings	3,973	31,347
		235,106
Utilities — 6.2%
AES	4,755	61,672
AGL Resources	600	29,466
Ameren	709	30,069
American Electric Power	539	31,036
CenterPoint Energy	1,397	29,044
CMS Energy	942	33,092
Consolidated Edison	992	62,635
Dominion Resources	426	30,710
DTE Energy	379	31,089
Duke Energy	392	30,792
Edison International	500	32,125
Entergy	749	59,553
Eversource Energy	612	31,671
Exelon	1,765	59,869
FirstEnergy	839	29,348
Integrys Energy Group	421	31,461
NextEra Energy	308	31,866
NiSource	771	33,084
NRG Energy	1,214	29,112
Pepco Holdings	1,215	32,975
PG&E	615	33,044
Pinnacle West Capital	479	30,694
PPL	901	30,724
Public Service Enterprise Group	790	33,227
SCANA	542	30,867
Southern	666	30,496
TECO Energy	1,597	31,349
Wisconsin Energy	621	31,659
Xcel Energy	911	32,140
		1,024,869

Total Common Stock
(Cost $14,802,242)		16,577,444

	Number of Rights
Rights — 0.0%
Safeway - Casa Ley*	932	946
Safeway - PDC*	932	46
(Cost $—)		992

Forensic Accounting ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Face Amount	Fair Value

Time Deposit — 0.50%
Brown Brothers Harriman, 0.030%, 03/02/15 (Cost $84,583)	$84,583	$84,583

Total Investments — 99.9%
(Cost $14,886,825)†		$16,663,019

Percentages are based on Net Assets of $16,687,318.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl – Class
PLC – Public Limited Company

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$16,577,444	$—	$—	$16,577,444
Rights	—	—	992	992
Time Deposit	—	84,583	—	84,583
Total Investments in Securities	$16,577,444	$84,583	$992	$16,663,019

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

There have been no transfers between Level 1 and Level 2 assets and liabilities.  It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

†	At February 28, 2015, the tax basis cost of the Fund's investments was $14,886,825, and the unrealized appreciation and depreciation were $2,437,443 and $(661,249), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

IDS-QH-001-0500

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 24, 2015

By (Signature and Title)	/s/ Jay Baker
Jay Baker, Treasurer

Date: April 24, 2015